Share capital - Changes in stock option plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of classes of share capital [abstract]
Beginning balance (in shares) | shares	1,730,000	4,851
Exercised (in shares) | shares	(936,000)	(2,401)
Forfeited (in shares) | shares	(307,000)	(158)
Expired (in shares) | shares	(30,000)	(562)
Ending balance (in shares) | shares	457,000	1,730,000
Beginning balance (in CAD per share) | $ / shares	$ 1,930,000	$ 1.59
Exercised (in CAD per share) | $ / shares	1,850,000	1.20
Forfeited (in CAD per share) | $ / shares	2,030,000.00	2.02
Expired (in CAD per share) | $ / shares	1,810,000	2.09
Ending balance (in CAD per share) | $ / shares	$ 2,040,000.00	$ 1,930,000